Current trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current trade and other receivables
Current trade receivables	$ 7,212	$ 6,031	$ 3,806
Other receivables	1,659	1,808	1,278
Prepayments	1,329	1,512	1,735
Government grants receivable	25		53
Accrued income	296	293	150
Total trade and other current receivables	10,521	9,644	7,022
Gross trade receivables
Current trade and other receivables
Current trade receivables	7,271	6,054	3,829
Expected credit loss provisions
Current trade and other receivables
Current trade receivables	(59)	(23)	(23)
Trade receivables - subject to factoring | FVOCI
Current trade and other receivables
Current trade receivables	$ 2,470	$ 1,865	$ 1,250